Redeemable Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Redeemable Convertible Preferred Stock [Line Items]
Percentage Of Dividend Original Issue Price	8.00%
Dividends Payable	$ 0
Preferred Stock, Shares Outstanding	93,963	93,963		93,963
Common Stock, Shares, Outstanding	87,646	90,191		87,222
Proceeds from Issuance of Redeemable Convertible Preferred Stock	$ 500,000
IPO [Member]
Redeemable Convertible Preferred Stock [Line Items]
Proceeds from Issuance of Redeemable Convertible Preferred Stock	100,000
Private Placement [Member]
Redeemable Convertible Preferred Stock [Line Items]
Proceeds from Issuance of Redeemable Convertible Preferred Stock	$ 100,000
Common Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Common Stock, Shares, Outstanding	87,646,000	90,191,000	87,277,000	87,222,000	86,360,000
Board of Directors Chairman [Member] | Common Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Common Stock, Shares, Outstanding	7,500,000
Series A Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred Stock, Convertible, Conversion Price	$ 1.482355
Series A Redeemable Convertible Preferred Stock [Member] | Board of Directors Chairman [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred Stock, Shares Outstanding	5,059,290
Series B1 And B2 Redeemable Convertible Preferred Stock [Member] | Board of Directors Chairman [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred Stock, Shares Outstanding	853,224
Series Seed Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred Stock, Convertible, Conversion Price	$ 0.444706
Series B1 Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred Stock, Convertible, Conversion Price	1.59349
Series B2 Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred Stock, Convertible, Conversion Price	$ 2.34405